UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
March 31, 2011
(Unaudited)

Number of Shares			Value
	COMMON STOCKS	99.3%
	CONSUMER DISCRETIONARY	17.7%
8,500	Casino Guichard-Perrachon S.A.		$804,562
126,000	Compass Group PLC		1,132,941
80,000	David Jones Ltd.		393,053
277,000	Harvey Norman Holdings Ltd.		859,546
6,500	Honda Motor Co., Ltd.		244,199
181,000	Marks & Spencer Group PLC		977,649
11,800	Toyota Motor Corp.		475,234
106,000	Yue Yuen Industrial Holdings Ltd.		337,274
			5,224,458
	CONSUMER STAPLES	18.7%
12,000	British American Tobacco PLC		481,648
44,500	Coca-Cola Amatil Ltd.		540,376
32,850	Henkel A.G. & Co. KGaA		1,716,243
20,900	Nestle S.A.		1,198,024
5,300	Pernod-Ricard S.A.		494,983
35,100	Unilever NV		1,100,574
			5,531,848
	ENERGY	17.7%
167,000	BP PLC		1,216,280
20,500	ENI SpA		503,479
51	Inpex Corp.		386,884
22,400	Modec, Inc.		408,521
19,200	Noble Corp.		875,904
1,700	Technip S.A.		181,294
15,300	Transocean Ltd.*		1,192,635
9,300	Woodside Petroleum Ltd.		450,191
			5,215,188
	FINANCIALS	14.5%
27,100	AXA S.A.		566,295
13,000	BNP Paribas		950,837
4,300	Deutsche Bank AG		252,807
502,000	Governor & Co. of the Bank of Ireland*#		152,958
43,000	HSBC Holdings PLC		451,916
34,500	ING Groep NV*		436,665
71,000	Irish Life & Permanent PLC*#		37,230
3,100	MS&AD Insurance Group Holdings		70,587
6,000	ORIX Corp.		561,914
55,000	Oversea-Chinese Banking Corp. Ltd.		418,009
14,100	Tokio Marine Holdings, Inc.		376,994
			4,276,212
	HEALTH CARE	3.9%
9,400	Fresenius Medical Care AG & Co. KGaA		631,311

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
March 31, 2011
(Unaudited)

Number of Shares			Value
3,700	Roche Holding AG		$528,514
			1,159,825
	INDUSTRIALS	7.5%
27,000	Chiyoda Corp.		247,343
89,000	Fraser and Neave Ltd.		424,348
9,200	Siemens AG		1,260,922
76,000	Toyo Engineering Corp.		292,378
			2,224,991
	INFORMATION TECHNOLOGY	3.6%
14,900	Canon, Inc.		648,449
51,000	Konica Minolta Holdings, Inc.		427,351
			1,075,800
	MATERIALS	12.1%
1,100	Air Liquide S.A.		146,164
67,000	Air Water, Inc.		815,953
5,500	BHP Billiton Ltd.		264,876
293,000	OneSteel Ltd.		739,478
850	Rio Tinto Ltd.		74,512
8,200	Shin-Etsu Chemical Co., Ltd.		407,634
71,000	Sumitomo Chemical Co., Ltd.		354,232
16,750	Voestalpine AG		786,440
			3,589,289
	TELECOMMUNICATION SERVICES	3.6%
21,300	Telefonica S.A.		533,239
190,000	Vodafone Group PLC		537,972
			1,071,211
	TOTAL COMMON STOCKS (Cost $26,131,149)		29,368,822

Principal Amount			Value
	SHORT-TERM INVESTMENT	0.1%
	Variable Rate Demand Deposit
$18,227	UMB Bank Money Market Fiduciary, 0.01%†		18,227
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,227)		18,227
	TOTAL INVESTMENTS (Cost $26,149,376)	99.4%	29,387,049
	Other Assets Less Liabilities	0.6%	174,192
	NET ASSETS	100.0%	$29,561,241

* Non-income Producing

# The security is valued at its fair value as determined in good faith by the Adviser to the Fund, in accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees.

† Indicates yield as of March 31, 2011
See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)

March 31, 2011

Investments by Country (unaudited) (As a Percentage of Long-term Investments)

Australia	11.3%
Austria	2.7
France	10.7
Germany	13.2
Hong Kong	1.2
Ireland	0.6
Italy	1.7
Japan	19.5
Netherlands	5.2
Singapore	2.9
Spain	1.8
Switzerland	12.9
United Kingdom	16.3
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

Note 1.   Federal Income Tax Information

At March 31, 2011, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$26,452,090
Gross unrealized appreciation	4,839,576
Gross unrealized depreciation	(1,904,617)
Net unrealized appreciation on investments	$2,934,959

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2.   Fair Value Measurements

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Sectors	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 5,224,458	-	-	$ 5,224,458
Consumer Staples	5,531,848	-	-	5,531,848
Energy	5,215,188	-	-	5,215,188
Financials	4,086,024	$ 190,188	-	4,276,212
Health Care	1,159,825	-	-	1,159,825
Industrials	2,224,991	-	-	2,224,991
Information Technology	1,075,800	-	-	1,075,800
Materials	3,589,289	-	-	3,589,289
Telecommunication Services	1,071,211	-	-	1,071,211
Short-term Investments	18,227	-	-	18,227
Total	$ 29,196,861	$ 190,188	-	$ 29,387,049

In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be valued at their fair value using a quantitative methodology when certain triggering factors, representing a significant change in the value of U.S.-traded securities, occur.  In this circumstance, which did not occur on March 31, 2011, such securities are categorized as Level 2.  At March 31, 2011, two securities halted trading and required fair value pricing from the Adviser. These securities are categorized as Level 2 until such securities resume active trading or otherwise meet the necessary requirement to be categorized as Level 1. Such securities represent the only significant transfers between each of the three levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By: /s/ Eric F. Scharpf

     Eric F. Scharpf, President and Chief Executive Officer
     (Principal Executive Officer)
     Date:  May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric F. Scharpf

     Eric F. Scharpf, President and Chief Executive Officer
     (Principal Executive Officer)
     Date:  May 25, 2011

By: /s/ Matthew H. Taylor
     Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
     (Principal Financial Officer)
     Date:  May 25, 2011